Offerings	Sep. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	2,133,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 12,798,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,959.37
Offering Note	This Registration Statement also covers the resale under a separate resale prospectus (the “Resale Prospectus”) by selling shareholders of the Registrant of up to an aggregate of 2,133,000 ordinary shares previously issued to the selling shareholders as named in the Resale Prospectus. Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 6,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 918.60
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 900,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137.79
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 6,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 918.60
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 900,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137.79